Organization - Schedule of Subsidiaries of the Group after Reorganization (Details)	6 Months Ended
Mar. 31, 2026
PRESTIGE PRIVATE WEALTH MANAGEMENT LIMITED (“PPWM”) [Member]
Schedule of Subsidiaries of the Group after Reorganization [Line Items]
Date of Incorporation	May 23, 2014
Place of incorporation	British Virgin Islands
Principal Activities	Private wealth management service provider
Percentage of effective ownership	100.00%
Prestige Wealth Management Limited (“PWM”) [Member]
Schedule of Subsidiaries of the Group after Reorganization [Line Items]
Date of Incorporation	Jan. 26, 2015
Place of incorporation	Hong Kong
Percentage of effective ownership	Wholly owned subsidiary of PPWM
Principal Activities	Private wealth management service provider
AISYS Inc. (“AISYS’) [Member]
Schedule of Subsidiaries of the Group after Reorganization [Line Items]
Date of Incorporation	May 10, 2024
Place of incorporation	British Virgin Islands
Principal Activities	Inactive
Percentage of effective ownership	100.00%
SPW Global Inc (“SPW”) [Member]
Schedule of Subsidiaries of the Group after Reorganization [Line Items]
Date of Incorporation	Mar. 11, 2024
Place of incorporation	British Virgin Islands
Principal Activities	Inactive
Wealth AI PTE LTD. (“Wealth AI”) [Member]
Schedule of Subsidiaries of the Group after Reorganization [Line Items]
Date of Incorporation	May 20, 2022
Place of incorporation	Singapore
Percentage of effective ownership	Wholly owned subsidiary of SPW
Principal Activities	Wealth management solutions provider
Percentage of effective ownership	100.00%
Tokyo Bay Management Inc. (“Tokyo Bay”) [Member]
Schedule of Subsidiaries of the Group after Reorganization [Line Items]
Date of Incorporation	Apr. 05, 2024
Place of incorporation	British Virgin Islands
Principal Activities	Wealth management service provider
Percentage of effective ownership	100.00%
InnoSphere Tech Inc. (“InnoSphere Tech”) [Member]
Schedule of Subsidiaries of the Group after Reorganization [Line Items]
Date of Incorporation	Oct. 28, 2024
Place of incorporation	British Virgin Islands
Principal Activities	Service provider based on AI technology
Percentage of effective ownership	100.00%
InnoSphere Tech Pte. LTD. (“InnoSphere Singapore”) [Member]
Schedule of Subsidiaries of the Group after Reorganization [Line Items]
Date of Incorporation	Feb. 20, 2025
Place of incorporation	Singapore
Percentage of effective ownership	Wholly owned subsidiary of InnoSphere Tech
Principal Activities	Service provider based on AI technology